Share of Equity Accounted Investments' Profit (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Analysis of Share of Joint Ventures' and Associates' Profit After Tax

The Group’s share of joint ventures’ and associates’ profit after tax is equity accounted and is presented as a single line item in the Consolidated Income Statement; it is analysed as follows between the principal Consolidated Income Statement captions:

	Joint Ventures			Associates			Total
	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m
Group share of:
Revenue	672	582	480	903	816	769	1,575	1,398	1,249

EBITDA (as defined)*	57	77	85	81	77	52	138	154	137
Depreciation and amortisation	(23)	(28)	(26)	(41)	(39)	(40)	(64)	(67)	(66)
Operating profit	34	49	59	40	38	12	74	87	71
Profit on disposals	-	-	-	3	-	-	3	-	-
Profit before finance costs	34	49	59	43	38	12	77	87	71
Finance costs (net)	1	(1)	(4)	(9)	(10)	(15)	(8)	(11)	(19)
Profit/(loss) before tax	35	48	55	34	28	(3)	69	76	52
Income tax expense	(2)	(5)	(4)	(7)	(6)	(6)	(9)	(11)	(10)
Profit/(loss) after tax	33	43	51	27	22	(9)	60	65	42